PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Narrative
Depreciation expense	$ 479,571	$ 459,644	$ 2,557,714	$ 2,262,855